Eaton Vance
Municipal Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Grand Canyon University, 4.125%, 10/1/24	$2,000	$ 1,880,000
		$ 1,880,000
Hospital — 2.2%
Care New England Health System, 5.50%, 9/1/26	$11,000	$ 10,276,640
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	3,275	3,225,875
		$ 13,502,515
Total Corporate Bonds (identified cost $16,536,872)		$ 15,382,515

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 4.076%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$459	$ 455,808
Total Tax-Exempt Mortgage-Backed Securities (identified cost $459,335)		$ 455,808

Tax-Exempt Municipal Obligations — 92.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
Delaware Valley Regional Finance Authority, PA, 3.284%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$8,000	$ 7,913,200
Virginia Resources Authority, (Pooled Financing Program), 5.25%, 11/1/47(3)	1,850	1,980,739
		$ 9,893,939
Education — 5.3%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$525	$ 481,519
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	612,426
Security	Principal Amount (000's omitted)	Value
Education (continued)
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/31	$600	$ 610,554
5.00%, 10/1/35	1,125	1,130,659
5.00%, 10/1/37	1,400	1,400,910
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	505	480,578
Clifton Higher Education Finance Corp., TX, (IDEA Public Schools), 5.00%, 8/15/29	315	330,467
Colorado State University, 4.00%, 3/1/45	3,370	2,917,679
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/35	250	236,613
4.00%, 7/1/41	600	526,512
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(1)	1,425	1,313,095
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	5,000	4,921,050
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	784,068
Monroe County Industrial Development Corp., NY, (University of Rochester):
Series 2017C, 5.00%, 7/1/29	650	692,490
Series 2017D, 5.00%, 7/1/29	750	799,027
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,532,472
Philadelphia Industrial Development Authority, PA, (La Salle University):
5.00%, 5/1/25	910	895,567
5.00%, 5/1/26	1,850	1,803,176
5.00%, 5/1/29	1,000	948,380
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	505	487,896
5.00%, 12/15/38(1)	2,690	2,561,337
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	205	184,408
5.00%, 6/15/49(1)	260	219,861
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	840	756,672
5.00%, 4/1/50(1)	1,010	845,319
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	508,285

Eaton Vance
Municipal Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Pittsburgh, PA, 2.60%, (SIFMA + 0.36%), 2/15/24(2)	$3,000	$ 2,999,010
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	430	356,019
		$ 32,336,049
Electric Utilities — 3.9%
Carroll County, KY, (Kentucky Utilities Co.), (AMT), 2.00%, 2/1/32	$1,000	$ 743,690
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	6,005	4,496,964
Intermountain Power Agency, UT, Power Supply Revenue, 5.00%, 7/1/27	3,000	3,205,080
Long Island Power Authority, NY, Electric System Revenue:
3.387%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	6,000	6,000,000
5.00%, 9/1/29	500	527,540
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.):
5.25%, 5/15/35	500	537,675
5.25%, 5/15/36	1,000	1,067,430
5.25%, 5/15/37	1,000	1,060,290
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,582,069
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,592,039
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue:
5.00%, 9/1/26	1,165	1,210,051
5.00%, 9/1/27	1,000	1,037,030
		$ 24,059,858
Escrowed/Prerefunded — 1.0%
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/29	$600	$ 625,824
Connecticut Higher Education Supplemental Loan Authority, (AMT), Escrowed to Maturity, 5.00%, 11/15/24	600	614,724
District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	579,280
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/29	500	512,640
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	1,010	1,035,452
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Massachusetts Development Finance Agency, (Atrius Health), Prerefunded to 6/1/29, 4.00%, 6/1/49	$850	$ 879,971
Mattawan Consolidated School, MI, Prerefunded to 5/1/25, 5.00%, 5/1/27	1,000	1,041,780
University of North Carolina at Charlotte, Prerefunded to 4/1/25, 4.00%, 4/1/37	625	636,025
		$ 5,925,696
General Obligations — 8.5%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 4,429,600
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,039,100
Atlanta, GA, Social Bonds, 5.00%, 12/1/37(3)	3,500	3,767,855
California, 5.00%, 11/1/42(3)	5,000	5,330,100
Chicago Park District, IL, 5.00%, 1/1/24	500	507,775
Chicago, IL, 5.00%, 1/1/28	3,000	2,991,480
Connecticut:
5.00%, 9/15/30	650	712,621
5.00%, 9/15/32	325	357,389
5.00%, 4/15/34	1,000	1,057,770
Dallas, TX, 5.00%, 2/15/25	1,000	1,034,380
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	913,322
Illinois:
5.50%, 5/1/39	1,740	1,749,222
5.75%, 5/1/45	1,780	1,785,554
King County School District No. 403, WA, 5.00%, 12/1/29	700	770,007
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	6,000	5,296,440
New York, NY, 5.00%, 8/1/29	450	455,071
Passaic County Improvement Authority, NJ, (Passaic County Community College), 5.375%, 7/1/41	1,535	1,668,192
Puerto Rico:
0.00%, 7/1/24	98	89,093
0.00%, 7/1/33	377	192,081
4.00%, 7/1/33	293	248,395
4.00%, 7/1/35	263	215,722
4.00%, 7/1/37	226	180,240
5.25%, 7/1/23	164	163,785
5.625%, 7/1/29	1,166	1,174,761
5.75%, 7/1/31	309	311,279
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,061,210
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/42	4,620	4,920,623
St. Joseph Public Schools, MI:
5.00%, 5/1/28	1,880	1,948,488

Eaton Vance
Municipal Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
St. Joseph Public Schools, MI: (continued)
5.00%, 5/1/29	$1,650	$ 1,708,113
Temple Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/39	2,000	1,864,340
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	410,244
Westwood, MA, 4.00%, 8/15/52	2,750	2,433,365
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	1,185	1,188,496
		$ 51,976,113
Hospital — 15.6%
Boone County, MO, (Boone Hospital Center):
5.00%, 8/1/29	$1,410	$ 1,414,653
5.00%, 8/1/31	3,215	3,202,751
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,114,051
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/28	300	302,397
5.00%, 11/1/30	150	150,651
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	439,216
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 11/1/42	500	478,385
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,692,346
6.00%, 6/1/51	4,715	4,537,527
Darke County, OH, (Wayne HealthCare):
4.00%, 9/1/40	1,000	798,630
4.00%, 9/1/45	2,580	1,948,726
Decatur Hospital Authority, TX, (Wise Health System), 4.00%, 9/1/36	300	246,597
Doylestown Hospital Authority, PA, (Doylestown Health), 5.00%, 7/1/46	850	672,197
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,019,590
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/35	750	641,910
4.00%, 8/1/37	750	647,130
Halifax Hospital Medical Center, FL:
5.00%, 6/1/27	2,890	2,963,117
5.00%, 6/1/29	1,830	1,867,936
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	2,900,633
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers):
5.00%, 8/15/23	$1,000	$ 1,010,410
5.00%, 8/15/28	1,670	1,706,773
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):
Prerefunded to 6/1/23, 5.125%, 6/1/26	475	479,712
Prerefunded to 6/1/23, 5.25%, 6/1/27	415	419,411
Prerefunded to 6/1/23, 5.375%, 6/1/28	455	460,160
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,263,396
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	464,863
4.00%, 11/1/30	1,605	1,455,318
5.00%, 11/1/26	1,375	1,399,392
5.00%, 11/1/27	1,440	1,470,154
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,700	1,709,690
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	209,652
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center):
5.00%, 7/1/34	960	982,138
5.00%, 7/1/35	1,510	1,539,475
5.00%, 7/1/36	1,615	1,648,834
5.00%, 7/1/37	1,690	1,714,995
5.00%, 7/1/38	1,780	1,801,449
5.00%, 7/1/39	1,865	1,883,240
5.00%, 7/1/40	1,960	1,974,661
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/33(1)	320	304,762
5.00%, 7/15/34(1)	300	283,560
5.00%, 7/15/35(1)	275	257,738
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group):
5.00%, 7/1/27	1,460	1,516,984
5.00%, 7/1/28	2,000	2,079,900
5.00%, 7/1/29	2,700	2,805,705
Missouri Health and Educational Facilities Authority, (SSM Health Care), Prerefunded to 6/1/24, 5.00%, 6/1/26	1,000	1,024,890
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,015,100
New Hampshire Health and Education Facilities Authority, (Concord Hospital):
5.00%, 10/1/32	500	510,615

Eaton Vance
Municipal Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Hampshire Health and Education Facilities Authority, (Concord Hospital): (continued)
5.00%, 10/1/33	$1,000	$ 1,018,210
5.00%, 10/1/34	1,070	1,085,547
5.00%, 10/1/35	1,550	1,570,119
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	513,045
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group):
5.00%, 7/1/27	470	477,243
5.00%, 7/1/29	2,600	2,658,396
Prerefunded to 1/1/24, 5.00%, 7/1/27	30	30,560
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/30	30	30,223
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group):
4.00%, 7/1/35	1,000	929,640
4.00%, 7/1/36	1,000	912,780
4.00%, 7/1/37	1,000	906,220
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/34	550	481,613
5.00%, 7/1/35	625	537,837
5.00%, 7/1/36	550	466,350
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	786,502
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	606,336
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 3.677%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,000,140
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	875,950
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	300	310,200
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,664,319
5.25%, 4/1/34	2,000	1,969,360
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,146,425
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):
5.00%, 12/1/25	1,530	1,581,760
5.00%, 12/1/26	1,410	1,452,850
5.00%, 12/1/28	1,550	1,589,556
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Ward County, ND, (Trinity Obligated Group):
5.00%, 6/1/29	$1,300	$ 1,246,817
5.00%, 6/1/30	1,815	1,721,455
5.00%, 6/1/31	1,885	1,767,074
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,647,216
Washington Health Care Facilities Authority, (PeaceHealth), Prerefunded to 5/15/24, 5.00%, 11/15/26	1,000	1,023,530
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	252,058
		$ 95,690,751
Housing — 3.6%
California Municipal Finance Authority, (CHF-Riverside II, LLC):
5.00%, 5/15/34	$915	$ 900,808
5.00%, 5/15/36	1,260	1,229,722
5.00%, 5/15/37	1,495	1,451,376
5.00%, 5/15/38	500	482,700
District of Columbia Housing Finance Agency, (Parcel 42 Apartments), 1.70% to 3/1/25 (Put Date), 9/1/41	2,000	1,895,920
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/32	1,060	1,000,248
4.00%, 5/15/33	1,100	1,028,324
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/34	340	305,184
4.00%, 7/1/35	350	310,174
4.00%, 7/1/40	450	375,205
New York City Housing Development Corp., NY, Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	3,200	2,884,928
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/35	770	731,107
5.00%, 7/1/37	1,235	1,155,577
5.00%, 7/1/39	860	793,101
5.00%, 7/1/59	1,500	1,260,375
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	349,341
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/27	705	703,541
5.00%, 6/1/28	665	660,185
5.00%, 6/1/29	365	360,759

Eaton Vance
Municipal Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC): (continued)
5.00%, 6/1/34	$2,560	$ 2,413,594
5.00%, 6/1/39	1,595	1,445,947
		$ 21,738,116
Industrial Development Revenue — 5.7%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(1)	$4,000	$ 3,137,760
Maine Finance Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	851,664
(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	932,687
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 4.40% to 11/1/23 (Put Date), 11/1/41(3)	5,000	5,000,440
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,133,305
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,487,040
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	212,203
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,388,225
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,675	1,388,374
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	4,860,150
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	1,847,577
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,011,040
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	9,045	7,744,691
		$ 34,995,156
Insured - Education — 0.1%
Missouri Southern State University:
(AGM), 4.00%, 10/1/33	$220	$ 209,838
(AGM), 4.00%, 10/1/35	125	117,288
(AGM), 4.00%, 10/1/36	150	139,839
(AGM), 4.00%, 10/1/37	85	78,499
(AGM), 4.00%, 10/1/38	70	63,726
Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Missouri Southern State University: (continued)
(AGM), 4.00%, 10/1/39	$55	$ 49,313
		$ 658,503
Insured - Electric Utilities — 1.0%
Brownsville, TX, Utility System Revenue:
(AGM), 4.00%, 9/1/45	$1,505	$ 1,304,955
(BAM), 5.00%, 9/1/42	1,000	1,023,970
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,591,245
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	280	284,248
(NPFG), 5.25%, 7/1/23	335	335,342
(NPFG), 5.25%, 7/1/25	170	169,835
(NPFG), 5.25%, 7/1/29	1,110	1,101,575
(NPFG), 5.25%, 7/1/30	530	524,297
(NPFG), 5.25%, 7/1/34	100	97,441
		$ 6,432,908
Insured - General Obligations — 4.1%
Atlantic City, NJ:
(BAM), 5.00%, 3/1/23	$500	$ 502,510
(BAM), 5.00%, 3/1/24	300	305,604
Bayonne, NJ:
(AGM), 5.00%, 8/1/23	300	303,759
(AGM), 5.00%, 8/1/24	300	308,085
(AGM), 5.00%, 8/1/25	885	921,356
(AGM), 5.00%, 8/1/26	915	952,167
Bolingbrook, IL:
(AGM), 5.00%, 1/1/24	125	127,303
(AGM), 5.00%, 1/1/25	1,000	1,030,550
Cambria County, PA, (BAM), 5.00%, 8/1/23	985	996,978
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	1,580	1,305,522
(NPFG), 0.00%, 12/1/28	1,560	1,160,281
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	507,540
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	337,464
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,549,638
McCook, IL:
(AGM), 4.00%, 12/1/24	200	202,268
(AGM), 4.00%, 12/1/25	275	279,117
(AGM), 4.00%, 12/1/26	260	264,501
(AGM), 4.00%, 12/1/27	300	306,135
(AGM), 4.00%, 12/1/28	300	306,426

Eaton Vance
Municipal Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/25	$890	$ 906,501
(AGM), 5.00%, 1/1/26	925	941,937
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	763,185
New Britain, CT, (BAM), 5.00%, 3/1/47	5,000	5,056,500
Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,077,050
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	357,822
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/34	1,140	1,206,359
(AGM), 5.00%, 12/1/50	1,500	1,507,395
Will and Cook Counties Community High School District No. 210, IL:
(AGM), 0.00%, 1/1/28	500	402,190
(BAM), 0.00%, 1/1/33	200	124,372
		$ 25,010,515
Insured - Housing — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	$400	$ 402,672
		$ 402,672
Insured - Lease Revenue/Certificates of Participation — 0.2%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$ 816,536
Kentucky State University, (BAM), 4.00%, 11/1/34	260	255,973
		$ 1,072,509
Insured - Other Revenue — 0.1%
Albany Parking Authority, NY:
(AGM), 5.00%, 7/15/24	$300	$ 307,095
(AGM), 5.00%, 7/15/25	315	325,603
		$ 632,698
Insured - Special Tax Revenue — 1.0%
Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$ 2,360,293
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,046,200
		$ 6,406,493
Insured - Transportation — 3.3%
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	$2,840	$ 2,505,363
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$185	$ 184,006
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	907,437
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	1,862,860
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,021,730
Puerto Rico Highway and Transportation Authority:
(AGM), 5.00%, 7/1/32	1,675	1,686,675
(AMBAC), 5.25%, 7/1/30	3,650	3,558,786
(AMBAC), 5.25%, 7/1/31	2,760	2,682,196
(NPFG), 5.00%, 7/1/29	2,570	2,543,580
(NPFG), 5.25%, 7/1/23	380	380,388
(NPFG), 5.25%, 7/1/32	100	98,188
(NPFG), 5.25%, 7/1/33	200	195,674
(NPFG), 5.25%, 7/1/35	2,470	2,398,222
		$ 20,025,105
Insured - Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$ 4,101,120
		$ 4,101,120
Lease Revenue/Certificates of Participation — 1.5%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/28	$3,000	$ 3,138,150
5.00%, 6/1/29	2,000	2,089,200
5.00%, 6/1/30	3,000	3,125,670
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,018,420
		$ 9,371,440
Other Revenue — 7.3%
Black Belt Energy Gas District, AL, 2.61%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,693,950
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	2,000	1,808,120
4.00%, 6/1/38	2,000	1,795,260
5.00%, 6/1/36	2,000	2,038,540
5.00%, 6/1/55	2,000	1,685,720

Eaton Vance
Municipal Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):
5.00%, 11/1/26	$1,000	$ 1,018,400
5.00%, 11/1/27	1,010	1,028,190
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 2.59%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,594,942
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 2.94%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,241,810
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):
5.00%, 12/1/28	1,050	1,059,072
5.50%, 12/1/53	740	709,179
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,465	1,512,393
Series B, 5.00%, 1/1/32(1)	1,000	1,032,350
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,718,378
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	3,591,700
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	5,368,324
Southeast Alabama Gas Supply District, (Project No. 2), 3.374%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	4,440	4,356,661
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.906%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	3,815	3,725,576
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/26	635	659,784
5.00%, 6/1/28	1,370	1,419,704
5.00%, 6/1/29	700	724,521
		$ 44,782,574
Senior Living/Life Care — 11.8%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	$250	$ 244,788
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,762,610
5.00%, 11/15/27	1,320	1,339,998
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/23	450	449,523
5.00%, 11/1/24	705	701,560
5.00%, 11/1/26	770	757,695
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Centerville, OH, (Graceworks Lutheran Services): (continued)
5.00%, 11/1/27	$425	$ 414,014
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/27	285	277,214
5.00%, 11/15/28	300	288,948
5.00%, 11/15/29	315	300,425
5.00%, 11/15/30	330	311,603
5.125%, 11/15/40	260	229,128
5.375%, 11/15/55	300	253,986
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	534,600
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/24	525	525,294
5.00%, 5/15/25	300	298,512
5.00%, 5/15/26	350	347,088
5.00%, 5/15/27	400	394,260
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	850	797,113
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	195	177,977
5.00%, 12/1/30	500	451,065
5.00%, 12/1/39	370	305,572
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	203,141
Hanover County Economic Development Authority, VA, (Covenant Woods):
5.00%, 7/1/38	125	118,233
5.00%, 7/1/48	465	410,535
5.00%, 7/1/51	1,000	873,700
Howard County, MD, (Vantage House):
5.00%, 4/1/26	1,290	1,241,496
5.00%, 4/1/36	2,035	1,754,903
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	363,669
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.94%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,057,365
Lancaster County Hospital Authority, PA, (Brethren Village):
5.00%, 7/1/23	700	698,460
5.00%, 7/1/24	915	908,037
5.00%, 7/1/25	650	641,524
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	1,200	1,224,552

Eaton Vance
Municipal Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/32	$395	$ 349,836
4.00%, 2/1/35	310	261,290
5.00%, 2/1/46	1,480	1,324,556
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	198,152
4.00%, 12/1/31	150	147,239
4.00%, 12/1/32	200	194,760
4.00%, 12/1/33	100	96,641
4.00%, 12/1/34	200	191,550
4.00%, 12/1/35	350	333,000
4.00%, 12/1/36	350	330,736
4.00%, 12/1/37	300	280,992
4.00%, 12/1/38	300	279,075
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,787,449
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	811,606
5.75%, 7/1/54(1)	1,725	1,518,724
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	1,000	994,670
5.00%, 1/1/26	1,040	1,031,836
5.00%, 1/1/27	1,095	1,081,181
5.00%, 1/1/29	1,205	1,179,912
5.00%, 1/1/30	630	612,228
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	398,115
5.00%, 7/1/31	670	611,207
5.00%, 7/1/32	295	265,943
5.00%, 7/1/33	305	271,682
5.00%, 7/1/34	195	171,904
5.00%, 7/1/39	2,450	2,054,937
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/29	1,335	1,238,026
5.25%, 1/1/54	250	217,383
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	249,217
5.00%, 5/15/30	300	289,404
5.00%, 5/15/31	775	739,714
5.00%, 5/15/32	650	613,210
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/39	$400	$ 360,856
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,259,135
Salem Hospital Facility Authority, OR, (Capital Manor):
5.00%, 5/15/27	250	248,095
5.00%, 5/15/28	270	266,914
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	581,431
5.00%, 5/15/39	480	409,848
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/34	600	511,170
5.00%, 4/1/49	1,510	1,277,626
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,623,979
5.00%, 4/1/29	1,000	958,120
5.00%, 4/1/38	2,000	1,719,260
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	300	263,697
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,867,159
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	815	813,810
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	506,340
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,117,621
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(1)	3,000	2,887,290
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	540,940
5.00%, 11/15/29	400	399,052
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/23	1,690	1,689,746
5.00%, 5/1/25	745	741,893
5.00%, 5/1/26	585	580,010
5.00%, 5/1/27	500	491,715
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	765	717,914
5.00%, 7/1/31(1)	750	676,755
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	250	227,730

Eaton Vance
Municipal Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	$840	$ 801,948
5.00%, 1/1/28(1)	445	419,791
5.00%, 1/1/29(1)	460	428,688
5.00%, 1/1/34(1)	500	437,450
5.00%, 1/1/39(1)	750	625,867
Wayzata, MN, (Folkestone Senior Living Community):
3.375%, 8/1/30	425	378,284
5.00%, 8/1/31	350	344,858
5.00%, 8/1/32	250	245,070
5.00%, 8/1/33	350	341,169
5.00%, 8/1/34	100	96,968
5.00%, 8/1/35	100	96,429
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	1,225	1,226,543
		$ 71,965,934
Special Tax Revenue — 3.2%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$ 1,537,425
Atlanta, GA, (Atlantic Station), 5.00%, 12/1/24	1,000	1,027,630
Baltimore, MD, (Harbor Point):
3.40%, 6/1/34(1)	285	225,067
3.45%, 6/1/35(1)	310	242,807
3.50%, 6/1/39(1)	650	489,476
Bullhead City, AZ, Excise Taxes Revenue, 2.10%, 7/1/36	585	407,090
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/36	1,360	1,335,302
5.00%, 12/1/37	650	633,425
5.00%, 12/1/39	905	865,424
Irving, TX, Hotel Occupancy Tax Revenue:
5.00%, 8/15/31	225	232,614
5.00%, 8/15/33	300	307,572
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,734,854
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,076,403
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/47	5,000	4,274,900
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,300	1,977,954
South Village Community Development District, FL:
2.375%, 5/1/23	100	99,255
2.50%, 5/1/24	100	97,850
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
South Village Community Development District, FL: (continued)
2.75%, 5/1/25	$95	$ 90,350
3.25%, 5/1/27	95	87,820
4.35%, 5/1/26	300	295,809
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	875	680,234
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue, 4.00%, 10/1/33	700	676,711
		$ 19,395,972
Student Loan — 0.1%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$ 501,030
		$ 501,030
Transportation — 10.2%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.69%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,146,400
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/34	1,700	1,686,400
Central Texas Regional Mobility Authority:
5.00%, 1/1/25	350	359,293
5.00%, 1/1/26	500	515,735
5.00%, 1/1/27	550	566,786
5.00%, 1/1/28	750	771,975
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,006,190
Colorado Bridge Enterprise, (Central 70 Project):
(AMT), 4.00%, 12/31/27	2,425	2,378,852
(AMT), 4.00%, 12/31/28	2,760	2,682,361
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	507,155
Denver City and County, CO, Airport System Revenue:
4.00%, 11/15/43	1,600	1,385,408
(AMT), 5.00%, 11/15/28	2,680	2,776,239
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,271,237
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/34	1,800	1,796,418
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/25	3,105	3,200,665
(AMT), 5.00%, 5/15/27	2,700	2,762,532
(AMT), 5.00%, 5/15/34	1,710	1,731,016
(AMT), 5.00%, 5/15/36	2,515	2,528,556

Eaton Vance
Municipal Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	$1,230	$ 1,259,139
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	485,705
Memphis-Shelby County Airport Authority, TN:
(AMT), 5.00%, 7/1/27	1,330	1,360,351
(AMT), 5.00%, 7/1/29	1,470	1,495,357
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	819,679
Miami-Dade County, FL, Aviation Revenue:
4.00%, 10/1/39	1,675	1,473,950
5.00%, 10/1/25	1,000	1,024,860
New Jersey Turnpike Authority, 3.237%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(2)	1,000	998,660
New Orleans Aviation Board, LA:
(AMT), 5.00%, 1/1/24	1,600	1,620,320
(AMT), 5.00%, 1/1/25	1,600	1,629,472
(AMT), 5.00%, 1/1/27	1,000	1,012,340
North Texas Tollway Authority, 5.00%, 1/1/30	1,000	1,036,550
Port Authority of New York and New Jersey, 4.00%, 9/1/43	2,500	2,192,900
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,354,533
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/31	1,205	1,238,415
(AMT), 5.00%, 7/1/32	1,500	1,520,370
(AMT), 5.00%, 7/1/33	1,405	1,420,483
(AMT), 5.00%, 7/1/34	1,510	1,517,716
Port of Seattle, WA, (AMT), 5.00%, 8/1/28	2,270	2,366,225
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/27	1,500	1,535,295
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	2,978,700
		$ 62,414,238
Water and Sewer — 2.5%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/42	$5,000	$ 5,301,700
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	445	445,080
Coldwater Local Development Finance Authority, MI:
Series A, (AMT), 5.00%, 12/1/27	390	403,303
Series B, (AMT), 5.00%, 12/1/27	505	522,226
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	3,195	3,026,112
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,337,610
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Miami-Dade County, FL, Water and Sewer System Revenue, 3.00%, 10/1/36	$1,600	$ 1,347,424
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	2,000	2,025,400
		$ 15,408,855
Total Tax-Exempt Municipal Obligations (identified cost $605,048,218)		$565,198,244

Taxable Municipal Obligations — 5.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 1.593%, 11/15/23	$795	$ 767,286
		$ 767,286
Electric Utilities — 0.3%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$ 1,971,600
		$ 1,971,600
General Obligations — 2.8%
Atlantic City, NJ, 7.00%, 3/1/28	$2,405	$ 2,480,325
Chicago, IL:
7.375%, 1/1/33	3,250	3,284,710
7.75%, 1/1/42	3,811	3,849,872
7.781%, 1/1/35	2,600	2,685,800
Collin County, TX, 1.683%, 2/15/30	100	79,374
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	477,561
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,083,210
Maryland, 0.41%, 8/1/23	2,000	1,940,940
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	855,899
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	1,460	667,750
		$ 17,405,441
Insured - General Obligations — 0.9%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 533,948
Detroit, MI, (AMBAC), 5.15%, 4/1/25	4,930	4,732,749
		$ 5,266,697

Eaton Vance
Municipal Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.8%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,134,605
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,150,920
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,009,266
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.50%, 9/1/23	510	502,090
(AGM), 3.75%, 9/1/25	500	479,220
(AGM), 4.00%, 9/1/26	500	476,615
		$ 4,752,716
Senior Living/Life Care — 0.2%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$985	$ 964,039
		$ 964,039
Special Tax Revenue — 0.0%(4)
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	$335	$ 301,349
		$ 301,349
Total Taxable Municipal Obligations (identified cost $33,251,811)		$ 31,429,128
Total Investments — 100.1% (identified cost $655,296,236)		$612,465,695
Other Assets, Less Liabilities — (0.1)%		$ (513,768)
Net Assets — 100.0%		$611,951,927
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $45,926,532 or 7.5% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2022.
(3)	When-issued/delayed delivery security.
(4)	Amount is less than 0.05%.
At October 31, 2022, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Others, representing less than 10% individually	97.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 12.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.05% to 6.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
Municipal Opportunities Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 15,382,515	$ —	$ 15,382,515
Tax-Exempt Mortgage-Backed Securities	—	455,808	—	455,808
Tax-Exempt Municipal Obligations	—	565,198,244	—	565,198,244
Taxable Municipal Obligations	—	31,429,128	—	31,429,128
Total Investments	$ —	$612,465,695	$ —	$612,465,695
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.